Fair Value Measurements - Changes In Fair Value Financial Instruments (Details)	6 Months Ended
Jun. 30, 2017 USD ($)
Real Estate Held For Sale
Balance at December 31, 2016	$ 340,872
Dispositions/Proceeds	(115,000)
Impairment for other than temporary losses
Balance At June 30, 2017	225,872
Impaired Loans
Balance at December 31, 2016	1,189,873
Additions	7,036
Dispositions/Proceeds
Impairment for other than temporary losses	(24,615)
Balance At June 30, 2017	$ 1,172,294